Insurance-Related Accounts (Policyholders' Account in Life Insurance Business) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Policyholders Account In Life Insurance Business [Abstract]
Policyholders' account in the life insurance business	¥ 3,048,202	¥ 2,820,702
Universal Life Insurance
Policyholders Account In Life Insurance Business [Abstract]
Policyholders' account in the life insurance business	2,104,646	1,951,906
Investments Contracts
Policyholders Account In Life Insurance Business [Abstract]
Policyholders' account in the life insurance business	816,903	738,404
Other
Policyholders Account In Life Insurance Business [Abstract]
Policyholders' account in the life insurance business	¥ 126,653	¥ 130,392